Accrued Liabilities (Details) - Schedule of Accrued Liabilities - Previously Reported [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities (Details) - Schedule of Accrued Liabilities [Line Items]
Accrued compensation and benefits	$ 1,242	$ 8,027
Accrued interest expense	1,197	1,012
Accrued bonus and commissions	848	597
Accrued other	746	707
Accrued sales and other indirect taxes payable	322	322
Accrued liabilities	4,355	10,665
Less discontinued operations	(1,736)	(7,882)
Accrued liabilities, continuing operations	$ 2,619	$ 2,783